Measurement of ECL - Summary Of Loan Portfolio And Related Impact On Contractual Cash Flows (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments credit-impaired [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Loss from changes in contractual cash flows recognized in Net Interest Income	$ 336,927	$ 691,757
UVA-indexed mortgage loans [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Loss from changes in contractual cash flows recognized in Net Interest Income	25,008,737
UVA-indexed mortgage loans [member] | Financial instruments credit-impaired [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Loss from changes in contractual cash flows recognized in Net Interest Income	330,936	681,039
UVA-indexed pledge loans [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Loss from changes in contractual cash flows recognized in Net Interest Income	511,312
UVA-indexed pledge loans [member] | Financial instruments credit-impaired [member]
Disclosure Of Loan Portfolio And related Impact On Contractual Cash Flows [Line Items]
Loss from changes in contractual cash flows recognized in Net Interest Income	$ 5,991	$ 10,718